SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Enhanced U.S. Large Cap Quality Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%

Communication Services — 12.5%
Alphabet, Cl C	89,562	$15,888
Electronic Arts	43,634	6,968
Meta Platforms, Cl A	25,493	18,816
		41,672
Consumer Discretionary — 15.2%
Airbnb, Cl A *	7,627	1,009
Amazon.com *	8,579	1,882
Booking Holdings	1,936	11,208
Deckers Outdoor *	14,016	1,445
Domino's Pizza	10,498	4,730
eBay	47,465	3,534
Etsy *	23,138	1,161
H&R Block	44,681	2,453
Home Depot	1,606	589
McDonald's	11,876	3,470
NVR *	354	2,615
O'Reilly Automotive *	25,285	2,279
TJX	57,450	7,094
Yum! Brands	50,995	7,556
		51,025
Consumer Staples — 13.4%
Altria Group	130,909	7,675
Colgate-Palmolive	79,067	7,187
Kimberly-Clark	18,292	2,358
Monster Beverage *	126,275	7,910
Philip Morris International	62,543	11,391
Procter & Gamble	51,922	8,272
		44,793
Financials — 9.2%
FactSet Research Systems	4,686	2,096
Mastercard, Cl A	12,620	7,092
Moody's	14,785	7,416
MSCI, Cl A	5,386	3,106
Visa, Cl A	30,746	10,916
		30,626
Health Care — 6.2%
Exelixis *	9,081	400
IDEXX Laboratories *	2,561	1,374
Johnson & Johnson	55,961	8,548
Mettler-Toledo International *	2,218	2,605
Vertex Pharmaceuticals *	11,093	4,939
Zoetis, Cl A	19,472	3,037
		20,903
Industrials — 8.8%
Cintas	4,192	934
Fastenal	28,726	1,206
Graco	49,518	4,257
Illinois Tool Works	27,150	6,713
Lennox International	2,573	1,475
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Paychex	10,540	$1,533
Robert Half	31,413	1,290
Verisk Analytics, Cl A	16,768	5,223
WW Grainger	6,402	6,660
		29,291
Information Technology — 33.8%
Adobe *	19,779	7,652
Apple	102,968	21,126
Autodesk *	22,869	7,080
Cadence Design Systems *	1,900	585
Cisco Systems	119,197	8,270
F5 *	17,009	5,006
Fair Isaac *	790	1,444
Fortinet *	10,109	1,069
Gartner *	16,066	6,494
Intuit	3,977	3,132
Manhattan Associates *	5,671	1,120
Microsoft	31,974	15,904
Motorola Solutions	10,679	4,490
NetApp	11,580	1,234
NVIDIA	74,307	11,740
QUALCOMM	50,036	7,969
Synopsys *	1,634	838
Ubiquiti	786	324
VeriSign	26,996	7,796
		113,273

Total Common Stock
(Cost $295,547) ($ Thousands)		331,583

Total Investments in Securities — 99.1%
(Cost $295,547) ($ Thousands)		$331,583

Percentages are based on Net Assets of $334,731 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Enhanced U.S. Large Cap Momentum Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.4%

Communication Services — 10.5%
Alphabet, Cl A	30,445	$5,365
Fox, Cl A	124,011	6,950
Fox, Cl B	74,228	3,832
Meta Platforms, Cl A	47,188	34,829
Netflix *	13,276	17,778
		68,754
Consumer Discretionary — 8.8%
Amazon.com *	14,853	3,258
Booking Holdings	2,734	15,828
Garmin	63,650	13,285
Ralph Lauren, Cl A	22,439	6,154
SharkNinja *	34,223	3,388
Tapestry	127,182	11,168
TJX	38,743	4,784
Williams-Sonoma	2,030	332
		58,197
Consumer Staples — 7.4%
Coca-Cola	186,004	13,160
Philip Morris International	91,830	16,725
Walmart	193,623	18,932
		48,817
Financials — 16.0%
Aflac	9,196	970
Bank of New York Mellon	149,470	13,618
Brown & Brown	98,162	10,883
Citigroup	27,410	2,333
CME Group, Cl A	43,774	12,065
East West Bancorp	69,457	7,014
Fiserv *	15,311	2,640
Goldman Sachs Group	22,942	16,237
Intercontinental Exchange	75,351	13,825
Janus Henderson Group	65,240	2,534
Nasdaq	26,746	2,392
SoFi Technologies *	274,886	5,006
Synchrony Financial	189,773	12,665
Toast, Cl A *	71,374	3,161
		105,343
Health Care — 15.2%
AbbVie	11,974	2,223
Boston Scientific *	151,182	16,239
Cencora	50,313	15,086
Exelixis *	157,658	6,949
Insulet *	38,147	11,985
ResMed	52,806	13,624
Stryker	30,668	12,133
Tenet Healthcare *	29,241	5,146
Universal Health Services, Cl B	17,819	3,228
Veeva Systems, Cl A *	46,018	13,252
		99,865
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Industrials — 11.4%
Axon Enterprise *	8,497	$7,035
CACI International, Cl A *	10,011	4,772
Cummins	13,308	4,359
Curtiss-Wright	21,353	10,432
Howmet Aerospace	80,206	14,929
Rockwell Automation	18,810	6,248
Trane Technologies	31,781	13,901
Westinghouse Air Brake Technologies	24,070	5,039
Woodward	32,866	8,055
		74,770
Information Technology — 27.4%
Amphenol, Cl A	184,574	18,227
Apple	88,358	18,128
AppLovin, Cl A *	37,425	13,102
Arista Networks *	132,018	13,507
Atlassian, Cl A *	4,632	941
Fair Isaac *	1,412	2,581
Guidewire Software *	37,797	8,899
International Business Machines	57,493	16,948
Intuit	3,442	2,711
Microsoft	62,838	31,256
Motorola Solutions	8,578	3,607
NVIDIA	275,040	43,454
Oracle	3,035	663
Palantir Technologies, Cl A *	22,049	3,006
Palo Alto Networks *	14,877	3,044
		180,074
Real Estate — 0.5%
Welltower ‡	23,702	3,644

Utilities — 2.2%
Entergy	173,554	14,426

Total Common Stock
(Cost $527,073) ($ Thousands)		653,890

Total Investments in Securities — 99.4%
(Cost $527,073) ($ Thousands)		$653,890

Percentages are based on Net Assets of $657,637 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

2	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Enhanced U.S. Large Cap Value Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.4%

Communication Services — 13.3%
Alphabet, Cl A	73,832	$13,012
Alphabet, Cl C	78,234	13,878
AT&T	621,044	17,973
Charter Communications, Cl A *	6,130	2,506
Comcast, Cl A	191,591	6,838
Fox	141,075	7,583
Liberty Global, Cl A *	62,204	623
Meta Platforms, Cl A	4,689	3,461
Nexstar Media Group, Cl A	7,877	1,362
Omnicom Group	24,455	1,759
Verizon Communications	342,500	14,820
		83,815
Consumer Discretionary — 8.8%
ADT	175,755	1,489
Amazon.com *	13,788	3,025
BorgWarner	119,583	4,004
Carnival *	287,521	8,085
Expedia Group	46,976	7,924
Ford Motor	818,395	8,880
General Motors	253,697	12,484
H&R Block	82,150	4,509
PulteGroup	13,967	1,473
Toll Brothers	11,112	1,268
Travel + Leisure	35,971	1,856
		54,997
Consumer Staples — 8.4%
Albertsons, Cl A	224,970	4,839
Altria Group	244,130	14,313
Archer-Daniels-Midland	26,019	1,373
Bunge Global	44,226	3,551
Ingredion	35,536	4,820
Kroger	194,850	13,977
Molson Coors Beverage, Cl B	69,286	3,332
Pilgrim's Pride	22,394	1,007
Post Holdings *	16,310	1,778
Seaboard	77	220
US Foods Holding *	41,996	3,234
		52,444
Energy — 1.4%
APA	198,867	3,637
Exxon Mobil	6,328	682
Marathon Petroleum	10,041	1,668
Occidental Petroleum	881	37
Valero Energy	20,109	2,703
		8,727
Financials — 18.9%
Affiliated Managers Group	16,487	3,244
American International Group	107,510	9,202
Arch Capital Group	48,302	4,398
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Axis Capital Holdings	32,096	$3,332
Bank OZK	56,432	2,656
Brighthouse Financial *	32,352	1,740
Citigroup	186,409	15,867
Citizens Financial Group	243,323	10,889
Corebridge Financial	156,135	5,543
Everest Group	23,306	7,921
Janus Henderson Group	43,363	1,684
Lincoln National	94,259	3,261
OneMain Holdings, Cl A	62,462	3,560
Popular	37,995	4,187
Reinsurance Group of America	34,959	6,934
RenaissanceRe Holdings	19,771	4,802
Rithm Capital ‡	262,931	2,968
Synchrony Financial	206,650	13,792
Unum Group	104,118	8,409
Zions Bancorp	79,219	4,115
		118,504
Health Care — 12.7%
Bristol-Myers Squibb	1,940	90
Cardinal Health	81,888	13,757
Cencora	12,749	3,823
DaVita *	22,303	3,177
Exelixis *	4,501	198
GE HealthCare Technologies	77,117	5,712
Gilead Sciences	74,319	8,240
HCA Healthcare	19,165	7,342
Jazz Pharmaceuticals *	32,383	3,436
McKesson	10,834	7,939
Medtronic	6,780	591
Pfizer	439,714	10,659
Solventum *	13,004	986
Tenet Healthcare *	45,356	7,983
United Therapeutics *	5,880	1,689
Universal Health Services, Cl B	2,417	438
Viatris, Cl W	414,975	3,706
		79,766
Industrials — 5.5%
Air Lease, Cl A	27,273	1,595
Alaska Air Group *	10,878	538
American Airlines Group *	289,527	3,249
Concentrix	25,071	1,325
Delta Air Lines	221,217	10,879
EMCOR Group	53	28
Leidos Holdings	54,454	8,591
Ryder System	11,412	1,815
Science Applications International	16,048	1,807
SS&C Technologies Holdings	49,157	4,070
Textron	7,718	620
		34,517

SEI Exchange Traded Funds	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Enhanced U.S. Large Cap Value Factor ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Information Technology — 26.8%
Amdocs	35,901	$3,276
Amkor Technology	59,921	1,258
Apple	89,536	18,370
Arrow Electronics *	37,652	4,798
Avnet	49,885	2,648
Cirrus Logic *	28,629	2,985
Cisco Systems	167,112	11,594
Cognizant Technology Solutions, Cl A	78,276	6,108
Dell Technologies, Cl C	75,349	9,238
Dropbox, Cl A *	107,636	3,078
DXC Technology *	94,278	1,441
F5 *	16,398	4,826
Gen Digital	142,613	4,193
Hewlett Packard Enterprise	697,876	14,272
HP	236,250	5,779
Micron Technology	76,882	9,476
Microsoft	44,497	22,133
NetApp	95,802	10,208
NVIDIA	110,008	17,380
QUALCOMM	45,080	7,179
Sandisk *	29,606	1,343
Skyworks Solutions	28,187	2,100
Teradata *	30,111	672
Vontier	55,863	2,061
Zoom Video Communications, Cl A *	25,056	1,954
		168,370
Materials — 1.2%
Amcor	384,204	3,531
Crown Holdings	38,378	3,952
		7,483
Utilities — 2.4%
FirstEnergy	42,670	1,718
NRG Energy	83,208	13,362
		15,080

Total Common Stock
(Cost $537,711) ($ Thousands)		623,703

Total Investments in Securities — 99.4%
(Cost $537,711) ($ Thousands)		$623,703

Percentages are based on Net Assets of $627,547 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

4	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Enhanced Low Volatility U.S. Large Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%

Communication Services — 15.4%
Alphabet, Cl A	13,546	$2,387
Alphabet, Cl C	13,308	2,361
AT&T	173,973	5,035
Comcast, Cl A	57,447	2,050
Electronic Arts	21,648	3,457
Fox, Cl A	31,333	1,756
Fox, Cl B	18,557	958
Omnicom Group	30,282	2,178
T-Mobile US	4,356	1,038
Verizon Communications	83,565	3,616
		24,836
Consumer Discretionary — 4.4%
Amazon.com *	657	144
Booking Holdings	567	3,282
H&R Block	24,884	1,366
McDonald's	6,466	1,889
Service Corp International	1,215	99
Yum! Brands	2,191	325
		7,105
Consumer Staples — 11.1%
Altria Group	53,345	3,128
Colgate-Palmolive	29,346	2,667
General Mills	27,370	1,418
Mondelez International, Cl A	6,365	429
Philip Morris International	9,843	1,793
Procter & Gamble	23,333	3,717
Walmart	48,871	4,779
		17,931
Energy — 2.6%
Chevron	19,480	2,789
Kinder Morgan	49,283	1,449
		4,238
Financials — 10.0%
Allstate	5,158	1,038
Berkshire Hathaway, Cl B *	5,131	2,493
Chubb	8,355	2,421
Loews	4,229	388
Markel Group *	1,109	2,215
Marsh & McLennan	1,574	344
Travelers	5,488	1,468
Visa, Cl A	3,994	1,418
W R Berkley	51,553	3,788
White Mountains Insurance Group	258	463
		16,036
Health Care — 15.8%
Bristol-Myers Squibb	33,163	1,535
Cardinal Health	27,551	4,629
Cencora	6,906	2,071
Chemed	593	289
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gilead Sciences	34,066	$3,777
Johnson & Johnson	26,726	4,082
McKesson	5,282	3,870
Merck	35,407	2,803
Pfizer	29,530	716
Quest Diagnostics	9,208	1,654
		25,426
Industrials — 9.0%
3M	2,605	397
Expeditors International of Washington	20,470	2,339
Genpact	7,578	333
Lockheed Martin	877	406
Republic Services, Cl A	17,906	4,416
Snap-on	1,367	425
Verisk Analytics, Cl A	10,393	3,237
Waste Management	12,603	2,884
		14,437
Information Technology — 24.2%
Accenture, Cl A	6,523	1,950
Amdocs	20,062	1,830
Apple	23,853	4,894
Arrow Electronics *	10,312	1,314
Avnet	13,947	740
Cisco Systems	61,680	4,279
Cognizant Technology Solutions, Cl A	39,471	3,080
Dolby Laboratories, Cl A	9,960	740
Dropbox, Cl A *	33,513	959
F5 *	8,281	2,437
Gartner *	1,858	751
International Business Machines	3,300	973
Microsoft	10,355	5,151
Motorola Solutions	7,573	3,184
Roper Technologies	6,009	3,406
VeriSign	11,807	3,410
		39,098
Materials — 1.2%
NewMarket	902	623
Reliance	2,011	632
Silgan Holdings	13,792	747
		2,002
Utilities — 5.6%
Atmos Energy	6,858	1,057
CMS Energy	1,289	89
Consolidated Edison	29,466	2,957
DTE Energy	3,996	529
Duke Energy	24,919	2,941
FirstEnergy	4,071	164
National Fuel Gas	13,722	1,162

SEI Exchange Traded Funds	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Enhanced Low Volatility U.S. Large Cap ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NiSource	4,098	$165
		9,064

Total Common Stock
(Cost $141,173) ($ Thousands)		160,173

Total Investments in Securities — 99.3%
(Cost $141,173) ($ Thousands)		$160,173

Percentages are based on Net Assets of $161,300 ($ Thousands).

*	Non-income producing security.

See “Glossary” for Abbreviations.

6	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Select Emerging Markets Equity ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.4%
Brazil — 3.5%
Communication Services — 0.5%
Telefonica Brasil	132,220	$751
TIM	130,255	522
		1,273
Consumer Discretionary — 1.1%
C&A MODAS	214,200	777
Cyrela Brazil Realty Empreendimentos e Participacoes	96,400	462
Lojas Renner	150,900	543
Vibra Energia	273,104	1,088
		2,870
Consumer Staples — 0.4%
Ambev	336,100	818
Natura & Holding *	167,605	339
		1,157
Industrials — 0.2%
WEG	52,800	413

Information Technology — 0.2%
TOTVS	74,400	577

Materials — 0.4%
Vale	98,134	948

Utilities — 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	52,000	1,140
CPFL Energia	77,578	579
		1,719
Total Brazil		8,957

Chile — 0.7%
Consumer Discretionary — 0.3%
Falabella	130,347	691

Financials — 0.2%
Banco de Chile	3,182,087	481

Utilities — 0.2%
Colbun	3,034,300	487
Total Chile		1,659

China — 24.7%
Communication Services — 5.9%
Baidu, Cl A *	73,123	777
Hello Group ADR	64,600	545
NetEase	96,264	2,588
Tencent Holdings	173,531	11,119
		15,029
Consumer Discretionary — 7.5%
Alibaba Group Holding	562,754	7,871
BYD, Cl H	83,187	1,298
Fuyao Glass Industry Group, Cl A	57,400	457
Geely Automobile Holdings	718,120	1,460
Haier Smart Home, Cl H	286,519	819
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hangzhou Robam Appliances, Cl A	130,500	$346
JD.com, Cl A	98,305	1,602
Meituan, Cl B *	92,085	1,470
PDD Holdings ADR *	4,760	498
Pop Mart International Group	55,395	1,881
Trip.com Group	10,830	629
Vipshop Holdings ADR	74,355	1,119
		19,450
Consumer Staples — 1.0%
China Feihe	559,229	407
Eastroc Beverage Group, Cl A	11,600	508
Foshan Haitian Flavouring & Food, Cl A	76,500	415
Giant Biogene Holding	66,381	488
Kweichow Moutai, Cl A	2,400	472
		2,290
Financials — 5.4%
China CITIC Bank, Cl H	1,214,900	1,158
China Construction Bank, Cl H	559,735	565
China Life Insurance, Cl H	556,305	1,335
China Merchants Securities, Cl A	207,700	510
China Pacific Insurance Group, Cl A	96,500	505
China Pacific Insurance Group, Cl H	160,865	550
Far East Horizon	638,130	554
FinVolution Group ADR	47,900	454
Guotai Junan Securities, Cl A	164,700	440
Industrial & Commercial Bank of China, Cl H	1,672,817	1,326
People's Insurance Group of China, Cl H	2,943,365	2,239
PICC Property & Casualty, Cl H	471,248	913
Ping An Insurance Group of China, Cl H	248,317	1,577
Qifu Technology ADR	21,485	932
Shenwan Hongyuan Group, Cl A	711,600	499
		13,557
Health Care — 0.7%
3SBio	280,500	845
Jiangsu Hengrui Pharmaceuticals, Cl A	135,500	982
		1,827
Industrials — 1.3%
Centre Testing International Group, Cl A	204,900	334
China Communications Services, Cl H	802,207	434
Contemporary Amperex Technology, Cl A	27,100	954
Sany Heavy Industry, Cl A	157,400	394
SF Holding, Cl A	80,300	547
Sinopec Engineering Group, Cl H	579,540	442
		3,105
Information Technology — 1.8%
AAC Technologies Holdings	117,270	608
Hygon Information Technology, Cl A	19,900	392
Xiaomi, Cl B *	484,511	3,700
		4,700
Materials — 0.7%
Anhui Conch Cement, Cl H	220,910	562
China Hongqiao Group	316,695	725

SEI Exchange Traded Funds	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Select Emerging Markets Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fufeng Group	566,900	$498
		1,785
Real Estate — 0.2%
China Resources Land	155,930	528

Utilities — 0.2%
Kunlun Energy	481,346	467
Total China		62,738

Colombia — 0.2%
Financials — 0.2%
GRUPO CIBEST ADR *	10,600	490

Czech Republic — 0.2%
Financials — 0.2%
Komercni Banka	9,900	477

Egypt — 0.4%
Financials — 0.4%
Commercial International Bank GDR	631,095	1,074

Greece — 1.4%
Communication Services — 0.2%
Hellenic Telecommunications Organization	26,550	503

Consumer Discretionary — 0.4%
JUMBO	14,600	502
OPAP	22,100	499
		1,001
Financials — 0.6%
ALPHA BANK *	173,700	610
Alpha Services and Holdings	4,800	–
Eurobank Ergasias Services and Holdings	268,102	918
		1,528
Materials — 0.2%
Titan Cement International	12,035	542
Total Greece		3,574

Hong Kong — 2.4%
Consumer Staples — 0.8%
Tingyi Cayman Islands Holding	378,000	554
Uni-President China Holdings	357,900	433
WH Group	1,160,240	1,116
		2,103
Financials — 0.5%
CITIC Securities, Cl H	174,400	526
New China Life Insurance, Cl H	127,600	695
		1,221
Health Care — 0.2%
Sino Biopharmaceutical	926,800	621

Industrials — 0.7%
CITIC	458,500	630
COSCO SHIPPING Holdings, Cl H	286,000	497
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qingdao Port International, Cl H	545,300	$457
		1,584
Materials — 0.2%
Zijin Mining Group, Cl H	215,600	551
Total Hong Kong		6,080

Hungary — 2.6%
Communication Services — 0.3%
Magyar Telekom Telecommunications ADR	130,000	680

Energy — 0.5%
MOL Hungarian Oil & Gas	145,832	1,265

Financials — 1.6%
OTP Bank Nyrt	50,396	4,011

Health Care — 0.2%
Richter Gedeon Nyrt	22,139	650
Total Hungary		6,606

India — 12.9%
Communication Services — 0.7%
Bharti Airtel	57,095	1,338
Indus Towers *	126,900	623
		1,961
Consumer Discretionary — 0.4%
Mahindra & Mahindra	15,585	578
Maruti Suzuki India	3,100	448
		1,026
Consumer Staples — 0.9%
Britannia Industries	12,300	839
Marico	113,810	959
United Spirits	31,300	521
		2,319
Energy — 2.7%
Bharat Petroleum	459,144	1,777
Great Eastern Shipping	44,100	503
Hindustan Petroleum	101,300	517
Indian Oil	268,500	460
Oil & Natural Gas	533,367	1,519
Petronet LNG	354,239	1,247
Reliance Industries	40,730	713
		6,736
Financials — 4.0%
Canara Bank	351,700	468
General Insurance	84,200	378
HDFC Bank	72,956	1,703
ICICI Bank ADR	86,900	2,923
L&T Finance	268,749	646
LIC Housing Finance	62,800	453
Muthoot Finance	39,483	1,208
PNB Housing Finance *	36,800	476
REC	97,100	456
SBI Cards & Payment Services	42,400	471

8	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shriram Finance	110,175	$908
		10,090
Health Care — 0.6%
Divi's Laboratories	10,300	818
Dr Reddy's Laboratories	25,500	382
Sun Pharmaceutical Industries	24,759	484
		1,684
Industrials — 0.6%
Ashok Leyland	514,400	1,505

Information Technology — 0.7%
HCL Technologies	24,821	500
Tata Consultancy Services	12,905	521
Tech Mahindra	40,325	793
		1,814
Materials — 2.1%
Castrol India	187,800	486
Chambal Fertilisers and Chemicals	69,500	458
Coromandel International	39,900	1,166
Hindalco Industries	50,575	409
National Aluminium	172,100	387
NMDC	500,345	408
UltraTech Cement	3,400	479
Vedanta	165,065	887
Welspun	43,200	466
		5,146
Utilities — 0.2%
Power Grid	153,560	537
Total India		32,818

Indonesia — 1.4%
Consumer Staples — 0.3%
Indofood Sukses Makmur	1,581,861	792

Financials — 0.4%
Bank Central Asia	848,362	453
Bank Rakyat Indonesia Persero	2,655,763	612
		1,065
Health Care — 0.1%
Kalbe Farma	3,663,145	344

Industrials — 0.4%
Astra International	3,566,130	989

Utilities — 0.2%
Perusahaan Gas Negara	3,984,700	396
Total Indonesia		3,586

Malaysia — 0.6%
Financials — 0.1%
Public Bank	397,320	406

Health Care — 0.2%
KPJ Healthcare	696,400	440
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.3%
Tenaga Nasional	213,090	$728
Total Malaysia		1,574

Mexico — 1.6%
Consumer Staples — 0.8%
Coca-Cola Femsa	100,895	971
Fomento Economico Mexicano	112,067	1,145
		2,116
Financials — 0.8%
Gentera	228,300	484
Grupo Financiero Banorte, Cl O	106,165	968
Regional	59,900	491
		1,943
Total Mexico		4,059

Philippines — 0.9%
Consumer Discretionary — 0.2%
DigiPlus Interactive	404,600	373

Financials — 0.2%
BDO Unibank	171,675	466

Industrials — 0.3%
GT Capital Holdings	34,243	349
International Container Terminal Services	66,200	483
		832
Utilities — 0.2%
Manila Electric	59,420	568
Total Philippines		2,239

Poland — 1.2%
Consumer Staples — 0.2%
ZABKA GROUP *	76,700	459

Financials — 0.5%
Powszechny Zaklad Ubezpieczen	73,647	1,284

Utilities — 0.5%
Enea *	119,500	647
PGE Polska Grupa Energetyczna *	204,200	644
		1,291
Total Poland		3,034

Qatar — 0.6%
Communication Services — 0.4%
Ooredoo QPSC	280,340	984

Real Estate — 0.2%
Barwa Real Estate	530,800	405
Total Qatar		1,389

Romania — 0.3%
Real Estate — 0.3%
NEPI Rockcastle	90,145	684

SEI Exchange Traded Funds	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Select Emerging Markets Equity ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Saudi Arabia — 1.1%
Communication Services — 0.5%
Etihad Etisalat	74,771	$1,182

Consumer Discretionary — 0.1%
United Electronics	17,300	407

Energy — 0.5%
Saudi Arabian Oil	196,100	1,272
Total Saudi Arabia		2,861

South Africa — 4.7%
Communication Services — 0.3%
Vodacom Group	110,880	853

Consumer Discretionary — 1.3%
Mr Price Group	35,048	437
Naspers, Cl N	7,460	2,315
Pepkor Holdings	260,900	400
		3,152
Consumer Staples — 0.8%
AVI	141,742	751
Bid	27,150	714
Clicks Group	24,603	514
		1,979
Financials — 1.3%
Capitec Bank Holdings	2,530	506
Momentum Group	395,328	763
Nedbank Group	93,090	1,273
Sanlam	139,460	696
		3,238

Health Care — 0.2%
Life Healthcare Group Holdings	578,800	465

Materials — 0.4%
Harmony Gold Mining	27,400	377
Impala Platinum Holdings *	57,000	510
Kumba Iron Ore	21,225	340
		1,227
Real Estate — 0.4%
Resilient REIT ‡	141,200	479
Vukile Property Fund ‡	482,900	533
		1,012
Total South Africa		11,926

South Korea — 12.4%
Communication Services — 1.1%
Krafton *	3,242	872
LG Uplus	88,015	933
NAVER	4,500	875
		2,680
Consumer Discretionary — 2.5%
Coway	15,665	1,124
Hankook Tire & Technology	27,330	805
Hyundai Mobis	5,165	1,098
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kia	41,434	$2,975
LG Electronics	9,765	534
		6,536
Consumer Staples — 0.7%
Cosmax	2,900	601
KT&G	6,714	635
Orion	5,200	419
		1,655
Financials — 2.5%
Hana Financial Group	36,994	2,366
Industrial Bank of Korea	63,815	863
KB Financial Group	7,600	624
Korea Investment Holdings	8,275	856
Samsung Securities	10,400	567
Woori Financial Group	73,100	1,216
		6,492
Health Care — 0.2%
Samsung Biologics *	536	394

Industrials — 2.0%
HD Korea Shipbuilding & Offshore
Engineering	2,100	569
Hyundai Glovis	9,650	964
Hyundai Rotem	6,004	874
Korean Air Lines	39,335	667
LG	11,064	653
SK Square *	9,033	1,225
		4,952
Information Technology — 3.4%
Samsung Electronics	116,090	5,144
SK Hynix	16,055	3,474
		8,618
Total South Korea		31,327

Taiwan — 16.6%
Consumer Discretionary — 0.6%
FuSheng Precision	41,700	424
Nien Made Enterprise	36,900	515
Pou Chen	511,900	542
		1,481
Consumer Staples — 0.5%
Uni-President Enterprises	453,821	1,258

Financials — 0.5%
Cathay Financial Holding	213,900	460
CTBC Financial Holding	471,842	706
		1,166
Industrials — 0.7%
Acter Group	36,800	501
Eva Airways	626,600	856
Evergreen Marine Taiwan	61,900	422
		1,779
Information Technology — 14.3%
Accton Technology	29,400	735

10	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Advantech	93,230	$1,085
Catcher Technology	68,300	496
Chroma ATE	45,400	688
Delta Electronics	94,038	1,329
Gold Circuit Electronics	52,000	525
Hon Hai Precision Industry	95,400	526
King Slide Works	7,600	529
Largan Precision	21,189	1,726
MediaTek	69,153	2,959
Micro-Star International	75,125	369
Realtek Semiconductor	63,600	1,234
Taiwan Semiconductor Manufacturing	666,393	24,181
		36,382
Total Taiwan		42,066

Thailand — 1.2%
Communication Services — 0.4%
Advanced Info Service NVDR	121,900	1,043

Energy — 0.3%
PTT Exploration & Production NVDR	221,252	745

Financials — 0.5%
Kasikornbank NVDR	166,054	784
Krung Thai Bank NVDR	719,000	471
		1,255
Total Thailand		3,043

Turkey — 0.8%
Communication Services — 0.2%
Turkcell Iletisim Hizmetleri	179,936	435

Financials — 0.4%
Turkiye Garanti Bankasi	119,000	404
Turkiye Is Bankasi, Cl C	1,660,000	557
		961
Industrials — 0.2%
Turk Hava Yollari AO	80,600	574
Total Turkey		1,970

United Arab Emirates — 3.0%
Communication Services — 0.2%
Emirates Telecommunications Group PJSC	133,848	641

Financials — 0.6%
Abu Dhabi Islamic Bank PJSC	88,000	515
Dubai Islamic Bank PJSC	261,689	646
Emirates NBD Bank PJSC	80,700	501
		1,662
Industrials — 0.2%
Air Arabia PJSC	492,301	460

Real Estate — 2.0%
Aldar Properties PJSC	301,400	732
Emaar Development PJSC	204,330	751
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emaar Properties PJSC	933,877	$3,458
		4,941
Total United Arab Emirates		7,704

Total Common Stock
(Cost $214,219) ($ Thousands)		241,935

PREFERRED STOCK — 2.8%
Brazil — 2.3%
Energy — 0.9%
Petroleo Brasileiro(A)	403,527	2,319

Financials — 1.4%
Banco Bradesco (A)	186,500	575
Itau Unibanco Holding (A)	240,499	1,625
Itausa(A)	725,303	1,455
		3,655
Total Brazil		5,974

South Korea — 0.5%
Consumer Discretionary — 0.2%
Hyundai Motor(A)	4,800	549

Information Technology — 0.3%
Samsung Electronics(A)	19,430	713
Total South Korea		1,262

Total Preferred Stock
(Cost $6,833) ($ Thousands)		7,236

EXCHANGE-TRADED FUND — 1.2%
United States — 1.2%
International Equity — 1.2%
iShares Core MSCI Emerging Markets ETF	48,835	2,931

Total Exchange-Traded Fund
(Cost $2,694) ($ Thousands)		2,931

Total Investments in Securities — 99.4%
(Cost $223,746) ($ Thousands)		$252,102

Percentages are based on Net Assets of $253,629 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Select International Equity ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%
Australia — 2.9%
Consumer Discretionary — 0.6%
Aristocrat Leisure	22,380	$956
JB Hi-Fi	25,299	1,830
Lottery	251,811	880
		3,666
Financials — 0.3%
Medibank Pvt	598,600	1,981

Industrials — 0.7%
Aurizon Holdings	428,236	850
Brambles	66,196	1,016
Qantas Airways	167,298	1,177
Qube Holdings	367,318	1,030
		4,073
Information Technology — 0.1%
Technology One	35,000	941

Materials — 0.6%
Evolution Mining	193,223	986
Northern Star Resources	130,833	1,590
Perseus Mining	370,880	826
		3,402
Real Estate — 0.4%
Charter Hall Group ‡	94,997	1,195
Dexus ‡	182,358	795
GPT Group ‡	269,564	855
		2,845
Utilities — 0.2%
AGL Energy	183,435	1,170
Total Australia		18,078

Austria — 1.4%
Energy — 0.2%
OMV	20,702	1,122

Financials — 1.0%
BAWAG Group	17,093	2,175
Erste Group Bank	43,389	3,682
		5,857
Industrials — 0.1%
ANDRITZ	12,057	893

Materials — 0.1%
voestalpine	30,460	855
Total Austria		8,727

Belgium — 1.3%
Financials — 1.0%
Aegon	132,392	955
Ageas	19,722	1,328
KBC Group	39,066	4,020
		6,303
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.3%
UCB	9,179	$1,799
Total Belgium		8,102

China — 0.3%
Consumer Staples — 0.1%
Wilmar International	346,792	782

Industrials — 0.2%
Yangzijiang Shipbuilding Holdings	534,900	932
Total China		1,714

Denmark — 1.1%
Consumer Discretionary — 0.2%
Pandora	5,747	1,006

Financials — 0.6%
Danske Bank	88,575	3,600

Health Care — 0.2%
Genmab *	3,781	782
Novo Nordisk, Cl B	12,728	880
		1,662
Industrials — 0.1%
Per Aarsleff Holding	9,300	961
Total Denmark		7,229

Finland — 1.5%
Financials — 0.2%
Nordea Bank Abp	71,638	1,060

Health Care — 0.3%
Orion, Cl B	24,379	1,827

Industrials — 0.6%
Kone, Cl B	42,841	2,810
Konecranes	14,280	1,129
		3,939
Information Technology — 0.4%
Nokia	520,227	2,691
Total Finland		9,517

France — 9.3%
Communication Services — 0.4%
Orange	83,681	1,269
Publicis Groupe	12,199	1,370
		2,639
Consumer Discretionary — 1.6%
Accor	32,453	1,689
Cie Generale des Etablissements Michelin SCA	103,567	3,834
Hermes International SCA	400	1,080
LVMH Moet Hennessy Louis Vuitton	4,982	2,600
Renault	19,588	900
		10,103
Consumer Staples — 0.3%
Carrefour	81,232	1,141

12	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
L'Oreal	2,124	$905
		2,046
Energy — 0.2%
Technip Energies	26,928	1,130

Financials — 1.1%
Amundi	17,942	1,447
AXA	43,553	2,130
Euronext	13,240	2,255
SCOR	29,717	977
		6,809
Health Care — 0.7%
EssilorLuxottica	4,671	1,277
Ipsen	6,288	746
Sanofi	28,522	2,753
		4,776
Industrials — 3.8%
Airbus	8,782	1,827
Bureau Veritas	66,848	2,271
Cie de Saint-Gobain	26,456	3,094
Eiffage	11,760	1,646
Legrand	30,407	4,051
Rexel	84,497	2,593
Safran	11,835	3,833
Teleperformance	29,711	2,871
Thales	3,224	945
		23,131
Information Technology — 0.1%
Dassault Systemes	19,589	707

Materials — 0.3%
Arkema	27,346	2,008

Real Estate — 0.5%
Klepierre ‡	45,838	1,799
Unibail-Rodamco-Westfield ‡	13,776	1,312
		3,111
Utilities — 0.3%
Engie	74,779	1,749
Total France		58,209

Germany — 11.3%
Communication Services — 1.3%
CTS Eventim & KGaA	30,781	3,808
Deutsche Telekom	115,295	4,191
		7,999
Consumer Discretionary — 0.9%
Auto1 Group *	32,120	1,032
Continental	30,297	2,635
Mercedes-Benz Group	38,315	2,235
		5,902
Financials — 2.2%
Commerzbank	129,783	4,080
Deutsche Bank	39,372	1,163
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deutsche Boerse	24,419	$7,937
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,425	921
		14,101
Health Care — 0.9%
Bayer	106,903	3,204
Fresenius Medical Care	49,252	2,813
		6,017
Industrials — 2.5%
Daimler Truck Holding	88,110	4,155
Deutsche Lufthansa	121,108	1,021
GEA Group	31,454	2,193
MTU Aero Engines	3,973	1,759
Rheinmetall	666	1,405
Siemens Energy *	44,577	5,131
		15,664
Information Technology — 1.3%
SAP	26,224	7,947

Materials — 1.7%
BASF	74,543	3,663
Evonik Industries	87,847	1,805
Heidelberg Materials	17,141	4,013
K+S	57,020	1,041
		10,522
Utilities — 0.5%
E.ON	57,100	1,047
RWE	40,633	1,690
		2,737
Total Germany		70,889

Hong Kong — 2.0%
Consumer Discretionary — 0.5%
ANTA Sports Products	77,226	930
Galaxy Entertainment Group	528,868	2,348
		3,278
Consumer Staples — 0.2%
WH Group	1,087,361	1,046

Financials — 0.5%
AIA Group	246,217	2,208
Futu Holdings ADR	7,800	964
		3,172
Health Care — 0.2%
United Laboratories International Holdings	528,154	1,011

Industrials — 0.4%
CK Hutchison Holdings	182,867	1,125
SITC International Holdings	333,586	1,069
		2,194
Real Estate — 0.2%
CK Asset Holdings	203,349	896

SEI Exchange Traded Funds	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Select International Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Link ‡	169,074	$902
		1,798
Total Hong Kong		12,499

Ireland — 1.3%
Consumer Staples — 0.2%
Kerry Group, Cl A	8,466	932

Financials — 1.1%
AIB Group	254,170	2,084
Bank of Ireland Group	359,498	5,100
		7,184
Total Ireland		8,116

Israel — 1.4%
Energy — 0.2%
Delek Group	4,800	994

Financials — 0.8%
Bank Hapoalim	79,260	1,521
Bank Leumi Le-Israel	206,408	3,838
		5,359
Information Technology — 0.4%
Check Point Software Technologies *	4,510	998
Nova *	4,280	1,178
		2,176
Total Israel		8,529

Italy — 4.2%
Consumer Discretionary — 0.5%
Ferrari	2,549	1,245
Lottomatica Group Spa	37,820	1,046
Stellantis	57,017	570
		2,861
Energy — 0.3%
Eni	101,254	1,636

Financials — 1.9%
FinecoBank Banca Fineco	42,100	931
Generali	74,766	2,651
Intesa Sanpaolo	323,309	1,857
Poste Italiane	44,200	946
UniCredit	64,403	4,302
Unipol Gruppo	96,918	1,914
		12,601
Health Care — 0.1%
Recordati Industria Chimica e Farmaceutica	13,152	825

Industrials — 0.2%
Webuild	245,898	1,038

Information Technology — 0.1%
Reply	4,790	824

Utilities — 1.1%
A2A	368,411	988
Enel	463,417	4,382
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Italgas	120,960	$1,022
		6,392
Total Italy		26,177

Japan — 21.2%
Communication Services — 0.4%
Kakaku.com	48,431	898
Nintendo	10,300	990
Nippon Telegraph & Telephone	805,233	859
		2,747
Consumer Discretionary — 3.6%
Aisin	69,539	889
Asics	84,137	2,144
Bandai Namco Holdings	74,684	2,674
Bridgestone	60,262	2,461
Fast Retailing	4,059	1,392
Haseko	105,163	1,575
Iida Group Holdings	65,620	923
Mazda Motor	111,321	670
Panasonic Holdings	97,857	1,054
Ryohin Keikaku	51,099	2,450
Sankyo	77,215	1,426
Sanrio	28,456	1,373
Shimamura	13,500	946
Shimano	10,206	1,477
Subaru	49,915	869
USS	133,900	1,473
		23,796
Consumer Staples — 0.5%
Cosmos Pharmaceutical	14,600	924
Japan Tobacco	29,821	877
Suntory Beverage & Food	60,727	1,938
		3,739
Energy — 0.3%
ENEOS Holdings	154,266	764
Inpex	79,630	1,116
		1,880
Financials — 2.3%
Credit Saison	33,662	909
Daiwa Securities Group	116,927	829
Fukuoka Financial Group	26,928	719
Japan Post Holdings	130,703	1,208
Japan Post Insurance	42,128	951
Mitsubishi UFJ Financial Group	322,197	4,423
Resona Holdings	486,076	4,482
T&D Holdings	42,540	934
		14,455
Health Care — 2.7%
Chugai Pharmaceutical	55,121	2,872
Hoya	8,051	956
Olympus	250,094	2,969
Santen Pharmaceutical	69,329	793
Shionogi	254,198	4,565

14	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Suzuken	25,735	$928
Takeda Pharmaceutical	72,185	2,211
Toho Holdings	24,714	797
		16,091
Industrials — 5.1%
AGC	27,448	803
Amada	79,867	871
Central Japan Railway	58,753	1,315
Daikin Industries	15,800	1,862
Fujikura	59,466	3,117
Hikari Tsushin	4,285	1,263
Hitachi	95,349	2,776
Kinden	31,900	937
Komatsu	135,226	4,435
MINEBEA MITSUMI	110,766	1,623
Mitsubishi Heavy Industries	91,375	2,284
NGK Insulators	64,092	804
NSK	187,584	881
Obayashi	132,231	2,001
Recruit Holdings	15,696	927
Sankyu	21,459	1,149
Sanwa Holdings	48,054	1,593
Shimizu	90,224	1,006
Sohgo Security Services	105,303	735
Sojitz	35,294	866
Toyota Tsusho	42,700	966
		32,214
Information Technology — 3.0%
Amano	30,089	934
Anritsu	72,700	940
BIPROGY	23,720	990
Brother Industries	43,553	751
Canon	122,258	3,546
Keyence	5,769	2,310
Murata Manufacturing	145,600	2,171
SCSK	37,800	1,138
Seiko Epson	63,527	841
TDK	235,984	2,770
TIS	51,780	1,734
		18,125
Materials — 1.8%
Asahi Kasei	250,390	1,780
JFE Holdings	62,831	729
Kobe Steel	70,361	767
Nippon Paint Holdings	197,488	1,586
Nippon Steel	85,732	1,622
Nitto Denko	49,471	956
Oji Holdings	192,168	966
Toray Industries	154,718	1,058
Tosoh	57,017	833
		10,297
Real Estate — 1.0%
Daito Trust Construction	8,000	868
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Daiwa House Industry	77,215	$2,648
Sumitomo Realty & Development	73,480	2,832
		6,348
Utilities — 0.5%
Chubu Electric Power	91,700	1,131
Kansai Electric Power	66,744	790
Kyushu Electric Power	83,636	746
Tokyo Electric Power Holdings *	185,672	617
		3,284
Total Japan		132,976

Netherlands — 5.2%
Communication Services — 0.3%
Universal Music Group	52,927	1,707

Consumer Discretionary — 0.2%
Prosus	18,358	1,023

Consumer Staples — 0.7%
Koninklijke Ahold Delhaize	103,879	4,329

Energy — 0.2%
Koninklijke Vopak	17,990	892
SBM Offshore	35,300	932
		1,824
Financials — 1.3%
ABN AMRO Bank	49,099	1,339
ING Groep	243,533	5,325
NN Group	25,299	1,676
		8,340
Health Care — 0.1%
Argenx *	1,271	701

Industrials — 1.0%
Koninklijke BAM Groep	140,852	1,249
Randstad	34,705	1,597
Wolters Kluwer	16,982	2,830
		5,676
Information Technology — 0.6%
ASML Holding	4,921	3,914

Materials — 0.8%
ArcelorMittal	165,410	5,217
Total Netherlands		32,731

New Zealand — 0.2%
Health Care — 0.2%
Fisher & Paykel Healthcare	52,836	1,156

Norway — 1.6%
Consumer Staples — 0.2%
Orkla	128,522	1,392

Energy — 0.9%
Equinor	221,787	5,591

SEI Exchange Traded Funds	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Select International Equity ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.2%
Kongsberg Gruppen	35,945	$1,388

Materials — 0.3%
Yara International	39,900	1,467
Total Norway		9,838

Portugal — 0.3%
Consumer Staples — 0.3%
Jeronimo Martins SGPS	69,820	1,760

Singapore — 1.4%
Financials — 0.4%
DBS Group Holdings	27,744	978
Oversea-Chinese Banking	69,872	895
United Overseas Bank	32,742	926
		2,799
Industrials — 0.6%
Jardine Matheson Holdings	22,643	1,088
Singapore Airlines	165,462	906
Singapore Technologies Engineering	333,576	2,040
		4,034
Real Estate — 0.2%
Keppel DC REIT ‡	520,439	952

Utilities — 0.2%
Sembcorp Industries	195,300	1,050
Total Singapore		8,835

Spain — 3.6%
Consumer Discretionary — 0.6%
Amadeus IT Group	38,757	3,252
Industria de Diseno Textil	15,304	794
		4,046
Energy — 0.2%
Repsol	92,860	1,355

Financials — 2.1%
Banco Bilbao Vizcaya Argentaria	283,949	4,351
Banco Santander	521,469	4,301
CaixaBank	495,199	4,275
		12,927
Industrials — 0.5%
ACS Actividades de Construccion y Servicios	31,955	2,211
Aena SME	41,710	1,110
		3,321
Utilities — 0.2%
Iberdrola	55,384	1,059
Total Spain		22,708

Sweden — 1.9%
Consumer Discretionary — 0.3%
Betsson, Cl B	47,340	993
Evolution	8,690	685
		1,678
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.2%
AAK	37,739	$983

Financials — 0.5%
Avanza Bank Holding	25,536	859
Skandinaviska Enskilda Banken, Cl A	71,297	1,235
Swedbank	40,064	1,053
		3,147
Industrials — 0.7%
Atlas Copco, Cl A	50,044	803
Atlas Copco, Cl B	145,903	2,058
Loomis, Cl B	21,459	895
Saab, Cl B	18,076	1,001
		4,757
Materials — 0.2%
SSAB, Cl B	180,070	1,056
Total Sweden		11,621

Switzerland — 6.6%
Consumer Discretionary — 0.9%
Cie Financiere Richemont, Cl A	29,584	5,554

Consumer Staples — 0.2%
Nestle	15,705	1,555

Financials — 1.7%
Helvetia Holding	9,334	2,182
Julius Baer Group	42,819	2,886
Swiss Re	7,338	1,264
UBS Group	69,962	2,360
Zurich Insurance Group	3,140	2,188
		10,880
Health Care — 2.8%
Galenica	8,600	938
Lonza Group	1,321	938
Novartis	65,116	7,867
Roche Holding	22,649	7,352
		17,095
Industrials — 0.7%
Belimo Holding	1,388	1,409
Geberit	1,425	1,117
Schindler Holding	2,964	1,099
Sulzer	4,710	847
		4,472
Information Technology — 0.1%
Logitech International	9,891	888

Materials — 0.2%
AMRIZE LTD *	7,754	386
Holcim	7,754	574
		960
Total Switzerland		41,404

16	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Kingdom — 18.4%
Communication Services — 0.3%
Auto Trader Group	71,683	$810
Vodafone Group	1,327,093	1,414
		2,224
Consumer Discretionary — 1.4%
Berkeley Group Holdings	16,937	896
Compass Group	65,330	2,209
Inchcape	83,780	833
Kingfisher	254,260	1,013
Next	22,138	3,774
		8,725
Consumer Staples — 4.5%
Coca-Cola HBC	49,678	2,590
Cranswick	13,568	995
Diageo	105,568	2,644
Imperial Brands	98,065	3,866
J Sainsbury	897,436	3,564
Marks & Spencer Group	680,103	3,303
Premier Foods	317,335	867
Reckitt Benckiser Group	54,364	3,691
Tesco	1,046,176	5,753
Unilever	15,084	915
		28,188
Energy — 0.8%
BP	181,506	910
Shell	122,035	4,270
		5,180
Financials — 5.3%
AJ Bell	129,957	910
Barclays	1,980,165	9,153
BNP Paribas	31,454	2,818
HSBC Holdings	461,266	5,574
Investec	113,305	846
London Stock Exchange Group	18,906	2,755
NatWest Group	747,292	5,237
Standard Chartered	381,583	6,311
		33,604
Health Care — 1.8%
AstraZeneca	14,588	2,023
ConvaTec Group	893,010	3,529
GSK	304,840	5,807
		11,359
Industrials — 3.0%
Balfour Beatty	143,279	1,025
Experian	60,434	3,107
Howden Joinery Group	236,387	2,773
IMI	32,915	944
Intertek Group	12,648	822
JET2	37,684	953
RELX	17,333	935
Rentokil Initial	361,829	1,746
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rolls-Royce Holdings	427,042	$5,662
		17,967
Information Technology — 0.5%
Halma	47,570	2,086
Sage Group	62,355	1,069
		3,155
Materials — 0.4%
Breedon Group	133,756	708
Hill & Smith	32,374	795
Rio Tinto	16,200	942
		2,445
Utilities — 0.4%
Centrica	533,488	1,181
Drax Group	109,180	1,037
		2,218
Total United Kingdom		115,065

United States — 0.3%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners	9,316	864

Information Technology — 0.1%
Monday.com *	2,626	826
Total United States		1,690

Total Common Stock
(Cost $537,210) ($ Thousands)		617,570

PREFERRED STOCK — 0.2%
Germany — 0.2%
Consumer Discretionary — 0.2%
Volkswagen(A)	13,464	1,417

Total Preferred Stock
(Cost $1,303) ($ Thousands)		1,417

Total Investments in Securities — 98.9%
(Cost $538,513) ($ Thousands)		$618,987

Percentages are based on Net Assets of $625,636 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Select Small Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.5%

Communication Services — 1.4%
Bandwidth, Cl A *	13,809	$219
Cargurus, Cl A *	13,348	447
Cinemark Holdings	18,027	544
EverQuote, Cl A *	13,734	332
IDT, Cl B	7,934	542
QuinStreet *	48,875	787
TEGNA	21,872	367
Yelp, Cl A *	15,825	542
		3,780
Consumer Discretionary — 13.7%
Abercrombie & Fitch, Cl A *	4,915	407
Adient *	23,994	467
Adtalem Global Education *	35,118	4,468
American Eagle Outfitters	56,716	546
Bloomin' Brands	70,579	608
Brinker International *	22,826	4,116
Burlington Stores *	2,068	481
Cavco Industries *	2,229	968
Cricut, Cl A	39,404	267
Dave & Buster's Entertainment *	21,354	642
Frontdoor *	14,380	848
GigaCloud Technology, Cl A *	15,516	307
G-III Apparel Group *	18,205	408
Kontoor Brands	16,913	1,116
La-Z-Boy, Cl Z	12,936	481
Meritage Homes	17,073	1,143
Modine Manufacturing *	17,224	1,697
Monarch Casino & Resort	4,550	393
ODP *	21,310	386
Ollie's Bargain Outlet Holdings *	3,834	505
Perdoceo Education	12,205	399
Pool	1,345	392
Standard Motor Products	16,550	508
Steven Madden	19,694	472
Stride *	31,800	4,617
Super Group SGHC	40,001	439
Taylor Morrison Home, Cl A *	38,171	2,345
Tri Pointe Homes *	13,126	419
Urban Outfitters *	62,883	4,562
Visteon *	4,964	463
Whirlpool	11,786	1,195
		36,065
Consumer Staples — 5.9%
BellRing Brands *	26,251	1,521
Cal-Maine Foods	4,254	424
Herbalife *	30,417	262
Mission Produce *	36,047	422
Natural Grocers by Vitamin Cottage	7,683	302
Pilgrim's Pride	8,198	369
PRIMO BRANDS	102,718	3,043
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sprouts Farmers Market *	37,600	$6,190
Turning Point Brands	17,436	1,321
United Natural Foods *	23,663	552
Vital Farms *	31,186	1,201
		15,607
Energy — 2.5%
Archrock	30,834	766
California Resources	8,333	380
CNX Resources *	19,649	662
CVR Energy	16,595	446
Delek US Holdings	61,493	1,302
Excelerate Energy, Cl A	16,499	484
HF Sinclair	10,388	427
Northern Oil & Gas	12,355	350
Par Pacific Holdings *	19,967	530
SandRidge Energy	23,376	253
Scorpio Tankers	9,639	377
Solaris Energy Infrastructure, Cl A	19,207	543
		6,520
Financials — 21.0%
Amalgamated Financial	16,604	518
Axos Financial *	5,947	452
Banco Latinoamericano de Comercio Exterior, Cl E	13,655	550
Bancorp *	25,344	1,444
Bank of NT Butterfield & Son	11,740	520
BGC Group, Cl A	132,923	1,360
Bread Financial Holdings	8,938	511
Bridgewater Bancshares *	17,661	281
Brightsphere Investment Group	26,585	937
Camden National	15,514	630
Central Pacific Financial	17,848	500
Chimera Investment ‡	14,906	207
CNO Financial Group	103,931	4,010
Columbia Banking System	52,835	1,235
Comerica	9,454	564
Community Trust Bancorp	11,480	608
ConnectOne Bancorp	31,293	725
Customers Bancorp *	8,768	515
Dave *	7,706	2,068
Donnelley Financial Solutions *	22,397	1,381
Encore Capital Group *	20,018	775
Enova International *	25,962	2,895
First Commonwealth Financial	37,139	603
First Financial	6,173	334
First Financial Bancorp	16,499	400
FirstCash Holdings	4,034	545
FNB	48,095	701
Great Southern Bancorp	6,538	384
Green Dot, Cl A *	49,186	530
Hancock Whitney	12,244	703
Independent Bank	15,168	492

18	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jackson Financial, Cl A	15,767	$1,400
Kinsale Capital Group	1,088	526
Lemonade *	22,747	997
LendingTree *	4,255	158
Lincoln National	27,244	943
MarketAxess Holdings	1,706	381
Marqeta, Cl A *	69,873	407
Mercantile Bank	4,309	200
Metropolitan Bank Holding *	5,173	362
Navient	27,767	391
NBT Bancorp	35,928	1,493
New York Community Bancorp	48,956	519
New York Mortgage Trust ‡	55,340	371
Northrim BanCorp	3,838	358
OFG Bancorp	15,207	651
Old National Bancorp	173,107	3,694
Palomar Holdings *	3,105	479
Pathward Financial	14,380	1,138
Piper Sandler	4,034	1,121
PJT Partners	2,691	444
Preferred Bank	4,448	385
PROG Holdings	20,222	593
Ryan Specialty Holdings, Cl A	6,413	436
Sezzle *	3,359	602
Sierra Bancorp	9,400	279
Southern Missouri Bancorp	8,017	439
Tompkins Financial	10,137	636
Towne Bank	11,449	391
UMB Financial	35,271	3,709
Unity Bancorp	6,903	325
Universal Insurance Holdings	19,105	530
Univest Financial	23,027	692
Upstart Holdings *	7,178	464
Victory Capital Holdings, Cl A	26,018	1,657
Zions Bancorp	15,669	814
		55,363
Health Care — 15.1%
ACADIA Pharmaceuticals *	22,625	488
Adaptive Biotechnologies *	74,301	866
Addus HomeCare *	6,674	769
ADMA Biologics *	27,132	494
Akebia Therapeutics *	105,460	384
Alignment Healthcare *	94,492	1,323
Alkermes *	17,998	515
Amneal Pharmaceuticals *	145,388	1,176
ANI Pharmaceuticals *	9,774	638
Arcutis Biotherapeutics *	31,261	438
ARS Pharmaceuticals *	28,495	497
Aurinia Pharmaceuticals *	46,807	396
Aveanna Healthcare Holdings *	49,949	261
Axogen *	20,165	219
Bio-Techne	7,503	386
Bridgebio Pharma *	89,240	3,853
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CareDx *	37,033	$724
Catalyst Pharmaceuticals *	56,553	1,227
Certara *	31,428	368
Collegium Pharmaceutical *	14,482	428
Corcept Therapeutics *	29,741	2,183
CorVel *	3,983	409
GeneDx Holdings, Cl A *	5,689	525
Haemonetics *	5,539	413
Halozyme Therapeutics *	45,928	2,389
Harmony Biosciences Holdings *	12,447	393
Hims & Hers Health *	29,903	1,491
ICU Medical *	8,119	1,073
Inmode *	25,638	370
Innoviva *	56,014	1,125
Intellia Therapeutics *	103,387	970
Lantheus Holdings *	4,815	394
LeMaitre Vascular	14,482	1,203
Madrigal Pharmaceuticals *	1,139	345
Merit Medical Systems *	6,363	595
Novocure *	21,151	377
Nuvation Bio *	174,588	340
Omnicell *	5,303	156
Option Care Health *	12,414	403
OraSure Technologies *	70,338	211
Pennant Group *	23,531	702
Phathom Pharmaceuticals *	38,857	373
Phibro Animal Health, Cl A	12,725	325
Protagonist Therapeutics *	6,879	380
PTC Therapeutics *	13,241	647
Repligen *	3,985	496
Soleno Therapeutics *	21,514	1,802
Tarsus Pharmaceuticals *	20,162	817
TG Therapeutics *	10,337	372
Travere Therapeutics *	14,444	214
Twist Bioscience *	13,592	500
UFP Technologies *	2,277	556
Varex Imaging *	25,532	221
Veracyte *	19,395	524
Verve Therapeutics *	52,960	595
Xeris Biopharma Holdings *	78,054	365
		39,704
Industrials — 20.3%
AAON	5,682	419
Advanced Drainage Systems	3,881	446
American Superconductor *	35,588	1,306
Argan	12,669	2,793
Astec Industries	20,018	835
Atkore	6,051	427
Atmus Filtration Technologies	46,240	1,684
Axon Enterprise *	980	811
AZZ	5,011	473
Brink's	4,448	397
Brookfield Business, Cl A	8,384	262

SEI Exchange Traded Funds	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

SEI Select Small Cap ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Copart *	10,085	$495
CoreCivic *	39,928	841
DNOW *	28,653	425
Dycom Industries *	6,674	1,631
ExlService Holdings *	109,016	4,774
Exponent	7,652	572
Federal Signal	4,176	444
FTAI Aviation	4,034	464
GEO Group *	13,014	312
Graham *	9,133	452
Griffon	14,845	1,074
Healthcare Services Group *	26,018	391
Heidrick & Struggles International	8,793	402
Huron Consulting Group *	8,068	1,110
Insteel Industries	11,015	410
Interface, Cl A	58,444	1,223
Janus International Group *	139,644	1,137
Kennametal	17,327	398
Korn Ferry	8,635	633
Matson	3,269	364
Miller Industries	4,364	194
Mueller Industries	7,852	624
Mueller Water Products, Cl A	121,076	2,911
NEXTracker, Cl A *	28,801	1,566
Powell Industries	1,966	414
Primoris Services	5,638	439
RBC Bearings *	2,119	815
REV Group	50,167	2,387
ROCKET LAB CORP *	20,594	737
Rollins	11,949	674
Rush Enterprises, Cl A	17,842	919
SkyWest *	22,499	2,317
SPX Technologies *	3,207	538
Steelcase, Cl A	40,782	425
Sterling Infrastructure *	6,725	1,552
Tecnoglass	17,951	1,389
Terex	43,911	2,050
Titan International *	36,477	375
Titan Machinery *	21,049	417
Trex *	9,105	495
Tutor Perini *	12,465	583
Watsco	830	366
Watts Water Technologies, Cl A	5,535	1,361
WESCO International	3,983	738
Willdan Group *	12,879	805
Worthington Enterprises	14,069	895
		53,391
Information Technology — 11.2%
ACI Worldwide *	34,290	1,574
ACM Research, Cl A *	13,083	339
Badger Meter	12,256	3,002
Belden	10,397	1,204
Braze, Cl A *	19,446	546
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clear Secure, Cl A	16,086	$447
Clearfield *	10,411	452
Clearwater Analytics Holdings, Cl A *	16,137	354
CommScope Holding *	44,462	368
CommVault Systems *	12,879	2,245
Consensus Cloud Solutions *	12,418	286
Credo Technology Group Holding *	6,456	598
Descartes Systems Group *	5,015	510
DigitalOcean Holdings *	13,660	390
Diodes *	7,883	417
EPAM Systems *	1,658	293
Fabrinet *	3,825	1,127
Fair Isaac *	260	475
HubSpot *	565	315
Intapp *	13,446	694
InterDigital	3,309	742
Itron *	2,329	307
Keysight Technologies *	4,035	661
LiveRamp Holdings *	18,156	600
Monolithic Power Systems	674	493
NetScout Systems *	16,550	411
Olo, Cl A *	108,249	963
Open Text	16,086	470
PagerDuty *	25,680	392
PC Connection	3,320	218
Photronics *	62,210	1,171
Q2 Holdings *	24,052	2,251
ScanSource *	5,499	230
Silicon Motion Technology ADR	13,655	1,027
SiTime *	1,915	408
SMART Global Holdings *	19,241	381
SPS Commerce *	5,173	704
TTM Technologies *	10,601	433
Tyler Technologies *	1,037	615
Vertex, Cl A *	12,923	457
Viasat *	36,462	532
Xerox Holdings	72,099	380
		29,482
Materials — 4.0%
AdvanSix	15,723	373
Balchem	3,156	503
Cleveland-Cliffs *	134,742	1,024
Commercial Metals	27,826	1,361
Constellium, Cl A *	29,169	388
FMC	25,184	1,052
Hudbay Minerals	44,013	467
O-I Glass, Cl I *	75,771	1,117
PERIMETER SOLUTIONS INC *	28,682	399
Sensient Technologies	14,569	1,435
SSR Mining *	181,881	2,317
		10,436

20	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 3.3%
Alexander & Baldwin ‡	22,755	$406
CoStar Group *	5,499	442
Cushman & Wakefield *	36,823	408
DiamondRock Hospitality ‡	48,112	368
Diversified Healthcare Trust ‡	55,781	200
Highwoods Properties ‡	36,430	1,133
Kennedy-Wilson Holdings	39,620	269
Newmark Group, Cl A	132,352	1,608
Piedmont Office Realty Trust, Cl A ‡	71,323	520
Real Brokerage *	41,778	188
Safehold ‡	7,945	124
SL Green Realty ‡	35,457	2,195
Terreno Realty ‡	13,757	771
		8,632
Utilities — 1.1%
BROOKFIELD INFRASTRUCTURE	62,892	2,616
TXNM Energy	7,190	405
		3,021

Total Common Stock
(Cost $244,272) ($ Thousands)		262,001

Total Investments in Securities — 99.5%
(Cost $244,272) ($ Thousands)		$262,001

Percentages are based on Net Assets of $263,241 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds	21

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

NVDR — Non-voting Depository Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

22	SEI Exchange Traded Funds